UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05597

Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco Municipal Income Opportunities Trust

NYSE: OIA

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
14	Financial Statements
18	Financial Highlights
19	Notes to Financial Statements
24	Approval of Investment Advisory and Sub-Advisory Contracts
26	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary Cumulative total returns, 2/28/21 to 8/31/21

Trust at NAV	5.87%

Trust at Market Value	11.34

S&P Municipal Bond High Yield Index▼ (Broad Market Index)	5.29

Custom Invesco Municipal Income Opportunities Trust Index∎ (Style-Specific Index)	4.68

Lipper Closed-End High Yield Municipal Index[t] (Peer Group Index)	5.55

Market Price Premium to NAV as of 8/31/21	6.53

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; [t]Lipper Inc.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment-grade.

    The Custom Invesco Municipal Income Opportunities Trust Index is designed to measure the performance of a hypothetical allocation, which consists of 80% weight in the S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.

    The Lipper Closed-End High Yield Municipal Index is an unmanaged index considered representative of closed-end high-yield municipal funds tracked by Lipper. These funds typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.     The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2021, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume	of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase	shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Municipal Income Opportunities Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Municipal Income Opportunities Trust

Schedule of Investments

August 31, 2021

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–126.35%(a)
Alabama–3.12%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$1,000	$1,065,593

Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	2,250	2,605,875

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	925	616,940

Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(f)(g)	6.60%	10/01/2042	1,300	1,338,686

Series 2013 F, Revenue Wts.(f)	7.75%	10/01/2046	1,700	1,752,858

Series 2013 F, Revenue Wts.(f)	7.90%	10/01/2050	1,000	1,031,155

Lower Alabama Gas District (The); Series 2016 A, RB(d)	5.00%	09/01/2046	1,500	2,231,650

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(h)	5.25%	05/01/2044	1,000	1,177,705

				11,820,462

Alaska–0.27%
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	4,546	1,025,719

American Samoa–0.23%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	883,635

Arizona–3.93%
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	2,375	2,376,360

Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(h)	5.75%	07/01/2036	1,500	1,772,903

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,619,269

Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.38%	09/01/2032	1,000	1,030,545

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(h)	6.75%	07/01/2044	750	863,557

Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	1,000	1,022,657

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2017, RB(h)	5.00%	06/15/2052	2,355	2,389,743

Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(h)	5.50%	05/01/2040	1,500	1,614,513

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(h)	6.13%	10/01/2052	1,000	1,111,946

Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB	6.00%	07/01/2043	1,000	1,081,120

				14,882,613

California–16.81%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,027,013

Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(j)	5.00%	04/01/2027	2,250	2,806,526

California (State of); Series 2020-XM0848, Ctfs.(d)	3.00%	03/01/2050	2,000	2,135,817

California (State of) Educational Facilities Authority;
Series 2010, RB(d)	5.25%	04/01/2040	3,000	4,264,277

Series 2010, RB(d)	5.25%	04/01/2040	500	750,661

California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(d)	5.00%	05/01/2045	3,000	4,551,002

California (State of) Housing Finance Agency; Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,243	1,472,407

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,342,746

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, RB	6.00%	07/01/2042	1,000	1,036,387

California (State of) Pollution Control Finance Authority; Series 2012, RB(h)(k)	5.00%	07/01/2037	1,000	1,048,676

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern

California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $937,500)(e)(h)(k)(l)	7.00%	12/01/2027	940	423,000

California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	710,990

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB(b)(c)	7.25%	11/01/2021	1,000	1,011,508

California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(h)	6.75%	06/01/2045	755	820,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	$750	$757,485

Series 2006 A, RB(i)	0.00%	06/01/2046	10,000	2,181,807

Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	890	891,642

Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB(b)(c)	6.50%	01/15/2024	1,000	1,136,302

Golden State Tobacco Securitization Corp.;
Series 2007 B, RB(i)	0.00%	06/01/2047	10,000	2,264,460

Series 2018 A-1, Ref. RB	5.00%	06/01/2047	2,105	2,175,160

Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(i)	0.00%	06/01/2036	10,000	3,826,908

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(d)(j)(k)	5.25%	05/15/2048	3,000	3,728,188

Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(i)	0.00%	08/01/2039	8,000	5,487,326

Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	1,000	1,078,453

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(i)	0.00%	08/01/2037	5,000	2,101,818

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	2,000	883,226

Series 2007 A, RB(i)	0.00%	06/01/2041	5,000	1,655,504

Southern California Logistics Airport Authority; Series 2008 A, RB(i)	0.00%	12/01/2044	18,085	6,215,371

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(i)	0.00%	06/01/2054	3,500	695,951

Union (City of), CA Community Redevelopment Agency (Community Redevelopment); Series 2011, RB(b)(c)	6.88%	12/01/2021	1,500	1,524,651

University of California; Series 2017 M, RB(d)	5.00%	05/15/2047	3,000	3,658,379

				63,663,869

Colorado–10.05%
Broomfield (City & County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,905	1,966,511

Buffalo Highlands Metropolitan District; Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,185	1,274,457

Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,163,606

Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	1,052,820

Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	1,500	1,652,018

Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(h)	5.00%	12/01/2051	1,350	1,356,515

City Center West Residential Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,040	1,125,796

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.50%	01/01/2035	3,000	3,350,615

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(h)	6.25%	12/01/2050	1,000	1,088,634

Denver (City & County of), CO; Series 2018 A, Ref. RB(d)(k)	5.25%	12/01/2043	3,000	3,731,194

Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	700	732,174

Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(f)	5.75%	12/01/2049	1,000	805,681

Hidden Creek Metropolitan District; Series 2021 A, GO Bonds(h)	4.63%	12/01/2045	1,145	1,145,372

Horizon Metropolitan District No. 2; Series 2021, GO Bonds(h)	4.50%	12/01/2051	700	714,490

Leyden Rock Metropolitan District No. 10; Series 2016 B, GO Bonds	7.25%	12/15/2045	500	516,437

Nine Mile Metropolitan District; Series 2020, RB	5.13%	12/01/2040	1,375	1,534,649

North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	1,062,124

Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	1,047,008

Ptarmigan West Metropolitan District No. 2; Series 2021, GO Bonds	4.13%	12/01/2051	1,500	1,502,533

Reata Ridge Village Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	905	982,256

Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,548,734

Reunion Metropolitan District; Series 2021 A, RB	3.63%	12/01/2044	1,000	1,001,973

Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	1,113,572

Solaris Metropolitan District No. 3; Series 2016 B, Ref. GO Bonds	7.00%	12/15/2046	1,000	1,033,627

St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,596,292

Tallyn’s Reach Metropolitan District No. 3; Series 2016 A, GO Bonds(b)(c)	6.75%	12/15/2021	698	731,938

Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	1,000	1,104,246

Westerly Metropolitan District No. 4; Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,100,852

				38,036,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut–0.52%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(h)	5.00%	07/01/2039	$1,100	$1,338,450

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(m)	5.13%	10/01/2036	5,310	637,200

				1,975,650

Delaware–0.30%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(h)	5.25%	07/01/2048	1,000	1,117,687

District of Columbia–0.89%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2038	3,000	3,353,192

Florida–6.93%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	908,299

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 10/24/2011; Cost $986,768)(l)	8.13%	11/15/2046	1,000	1,000,989

Broward (County of), FL; Series 2017, RB(d)(j)(k)	5.00%	10/01/2042	3,000	3,631,708

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB(e)	5.00%	07/01/2048	250	140,000

Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB(e)(h)	6.75%	12/01/2035	100	32,000

Series 2015, RB(e)(h)	7.00%	12/01/2045	1,000	320,000

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $1,183,318)(e)(h)(l)	8.25%	05/15/2049	1,200	816,000

Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB(b)(c)	7.25%	10/01/2021	1,000	1,005,740

Florida Development Finance Corp. (Glenridge on Palmer Ranch); Series 2021, Ref. RB	5.00%	06/01/2051	1,000	1,157,211

Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(h)	6.13%	06/15/2043	1,000	1,026,015

Series 2015, RB(h)	6.13%	06/15/2046	1,000	1,129,856

Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2055	1,000	1,072,147

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(h)	5.38%	07/15/2038	1,300	1,434,279

Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(b)(c)	5.75%	10/01/2022	1,000	1,059,198

Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,223,691

Miami-Dade (County of), FL; Series 2009, RB(i)	0.00%	10/01/2042	7,900	4,307,559

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	1,500	1,792,444

Orlando (City of), FL; Series 2014 A, RB(b)(c)(d)	5.00%	05/01/2024	3,000	3,385,813

Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	794,777

				26,237,726

Georgia–0.76%
Atlanta (City of), GA; Series 2015, Ref. RB(d)	5.00%	11/01/2040	2,490	2,885,956

Guam–0.16%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	545	624,863

Idaho–0.67%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB (Acquired 01/15/2014; Cost $986,228)(l)	8.13%	10/01/2049	1,000	872,558

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,668,607

				2,541,165

Illinois–14.24%
Berwyn (City of), IL; Series 2020, RB(h)	4.50%	12/01/2033	1,920	2,089,140

Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	893	882,908

Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,419,533

Series 2009 C, Ref. GO Bonds(i)	0.00%	01/01/2031	5,020	3,919,876

Series 2011, COP	7.13%	05/01/2025	1,030	1,030,269

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,866,428

Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.75%	12/01/2032	1,810	1,815,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of), IL Board of Education; Series 2017 H, GO Bonds	5.00%	12/01/2046	$1,500	$1,796,147

Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds(d)	5.00%	12/01/2044	3,000	3,411,317

Series 2016 C, GO Bonds(d)(j)	5.00%	12/01/2045	2,250	2,688,267

Chicago (City of), IL Transit Authority; Series 2014, RB(d)	5.25%	12/01/2049	3,000	3,454,174

Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,099,595

Series 2017 C, GO Bonds	5.00%	11/01/2029	1,000	1,213,170

Series 2017 D, GO Bonds(d)(j)	5.00%	11/01/2023	3,000	3,298,388

Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,291,196

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	140	140,213

Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB(b)(c)	6.88%	10/01/2021	1,000	1,005,355

Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(h)	6.00%	12/01/2045	1,000	1,143,629

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	1,000	1,146,233

Series 2019 A, Ref. RB	5.00%	11/01/2049	4,000	4,534,596

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,341	1,347,510

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	7.00%	08/15/2023	1,000	1,120,929

Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,606,148

Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	1,270,709

Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	375	377,008

Series 2011, Ref. RB	7.13%	10/01/2041	500	502,778

Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	04/01/2023	3,000	3,239,948

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	887,404

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB(f)	4.70%	12/15/2037	1,000	887,829

Series 2017 B, Ref. RB(f)	4.95%	12/15/2047	3,900	3,445,257

				53,931,030

Indiana–1.69%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(d)	5.00%	12/01/2040	2,250	2,596,752

Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(h)	5.90%	07/01/2038	1,000	1,084,910

Series 2018 A, Ref. RB(h)	6.00%	07/01/2048	1,000	1,086,484

Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB (Acquired 04/25/2014; Cost $490,000)(l)	6.90%	12/01/2033	490	487,930

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	7.00%	01/01/2044	1,000	1,135,864

				6,391,940

Iowa–1.83%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,029,099

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	3,000	3,272,740

Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,256,927

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	7,300	1,373,678

				6,932,444

Kansas–0.91%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(b)(c)	7.38%	12/15/2023	1,000	1,158,313

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	1,059,679

Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	1,216,717

				3,434,709

Kentucky–0.66%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB(f)	6.88%	07/01/2046	2,000	2,499,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–0.92%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	$750	$824,986

New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(d)(j)(k)	5.00%	01/01/2048	2,250	2,673,785

				3,498,771

Massachusetts–1.48%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(g)	5.50%	08/01/2030	960	1,334,533

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	505	730,861

Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(h)	5.00%	10/01/2057	1,500	1,635,728

University of Massachusetts Building Authority; Series 2017-1, RB(d)	5.25%	11/01/2047	1,500	1,889,580

				5,590,702

Michigan–1.90%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	665,383

Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. RB (Acquired 09/12/2008; Cost $1,110,000)(e)(l)	7.00%	11/15/2028	1,110	1,054,500

Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(b)(c)	5.25%	07/01/2022	1,000	1,042,744

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	657,128

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(h)	5.00%	07/01/2046	2,705	2,652,026

Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(h)	5.00%	08/15/2051	1,000	1,116,076

				7,187,857

Minnesota–1.55%
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,075,401

St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	830	831,965

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	1,135,893

West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,835,208

				5,878,467

Missouri–2.42%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB (Acquired 05/04/2007; Cost $750,000)(l)(m)	5.50%	04/01/2027	750	180,000

I-470 Western Gateway Transportation Development District; Series 2019 A, RB(h)	5.25%	12/01/2048	1,000	1,068,823

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,408,925

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,176,214

Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(h)	4.25%	12/01/2042	2,000	2,208,212

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,699,532

St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	425	425,760

				9,167,466

Nevada–1.25%
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	3,000	3,645,983

Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(h)(i)	0.00%	07/01/2058	6,000	1,068,887

				4,714,870

New Jersey–1.66%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(k)	5.25%	09/15/2029	1,000	1,050,921

Series 2012, RB(k)	5.75%	09/15/2027	1,000	1,037,455

New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(h)	6.30%	10/01/2049	1,200	1,308,267

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	1,027,774

New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB(d)	5.00%	01/01/2040	1,500	1,853,171

				6,277,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–14.11%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(i)	0.00%	07/15/2035	$1,475	$1,068,224

Series 2009, RB(i)	0.00%	07/15/2046	10,000	5,208,684

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(h)(k)	5.25%	12/31/2033	1,000	1,106,109

Hudson Yards Infrastructure Corp.; Series 2017 A, RB(d)	5.00%	02/15/2039	3,000	3,600,725

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,000	1,130,688

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 05/05/2009; Cost $1,125,000)(e)(l)	6.50%	01/01/2032	1,125	900,000

Series 2014 A, RB (Acquired 11/16/2016; Cost $500,000)(e)(l)	6.70%	01/01/2049	500	400,000

Series 2014 C, RB (Acquired 05/05/2009; Cost $0)(e)(l)(m)	2.00%	01/01/2049	405	4

New York (City of), NY Municipal Water Finance Authority; Series 2012 BB, RB(d)	5.00%	06/15/2047	3,000	3,186,130

New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2042	2,400	2,577,825

Subseries 2012 F-1, RB(d)	5.00%	05/01/2039	6,000	6,187,879

New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(i)	0.00%	06/01/2050	8,100	1,439,745

New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,695,811

New York (State of) Dormitory Authority;
Series 2014 C, RB(d)	5.00%	03/15/2041	3,000	3,333,734

Series 2018 E, RB(d)	5.00%	03/15/2045	2,250	2,813,355

New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)(d)	5.00%	03/15/2045	3,000	3,494,505

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(h)	7.25%	11/15/2044	1,000	1,120,670

New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(k)	5.00%	08/01/2026	745	746,770

New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(k)	4.38%	10/01/2045	1,750	2,079,271

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(j)(k)	5.00%	07/01/2046	1,750	1,958,672

Triborough Bridge & Tunnel Authority; Series 2017 A, RB(d)	5.00%	11/15/2047	4,170	5,079,980

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	2,219,664

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(h)(k)	7.00%	06/01/2046	1,000	1,076,820

				53,425,265

North Carolina–2.59%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(n)	0.01%	01/15/2048	4,000	4,000,000

North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(b)(c)	6.25%	07/01/2023	750	831,839

North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,405,640

North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	3,000	3,571,418

				9,808,897

North Dakota–0.28%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,000	1,060,935

Ohio–5.03%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(b)(c)	6.25%	06/01/2022	1,000	1,045,768

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	4,700	5,469,359

Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	6,600	1,084,857

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	1,000	1,072,763

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(h)	4.50%	12/01/2055	750	806,399

Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	1,600	1,612,988

Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,718,747

Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	910	966,805

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,045,594

Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,204,261

				19,027,541

Oklahoma–1.08%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB(e)(m)	6.00%	01/01/2032	422	4,835

Series 2013, Ref. RB(e)(m)	5.75%	01/01/2037	422	4,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	$1,000	$1,235,596

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 02/14/2019; Cost $495,522)(e)(l)	5.00%	08/01/2052	1,750	175,000

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(e)	7.00%	11/01/2051	665	3,327

Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(k)	5.50%	12/01/2035	2,500	2,683,675

				4,107,267

Pennsylvania–1.87%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	810	813,441

Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	1,020,849

Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(b)(c)	6.63%	12/01/2021	1,000	1,015,944

Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(d)	5.00%	06/15/2034	3,000	3,373,914

Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	861,665

				7,085,813

Puerto Rico–6.32%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	500	513,425

Series 2002, RB	5.63%	05/15/2043	1,000	1,005,955

Series 2005 A, RB(i)	0.00%	05/15/2050	27,000	4,311,427

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(e)	5.00%	07/01/2037	495	485,100

Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	1,000	1,090,112

Series 2010 XX, RB(e)	5.25%	07/02/2040	2,300	2,262,625

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(k)	6.63%	06/01/2026	1,000	1,035,000

Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	1,000	1,031,705

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2046	10,650	3,558,577

Series 2018 A-1, RB(i)	0.00%	07/01/2051	28,462	6,916,674

Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,736,788

				23,947,388

South Carolina–1.04%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(h)	5.75%	06/15/2039	1,500	1,756,952

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	2,178,317

				3,935,269

Tennessee–0.86%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	1,054,936

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,477,742

Series 2016 A, Ref. RB(h)	5.00%	09/01/2031	750	707,200

				3,239,878

Texas–7.51%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	800	877,815

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(k)	7.00%	03/01/2039	1,200	1,318,284

Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(k)	6.63%	07/15/2038	1,000	1,006,420

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(k)	4.75%	07/01/2024	660	705,784

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(h)	5.50%	08/15/2045	750	828,532

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(h)(k)	4.63%	10/01/2031	1,500	1,579,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	$1,360	$1,400,299

Series 2016, Ref. RB	5.00%	07/01/2046	2,600	2,687,640

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	1,080,951

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	432,392

Series 2016 A, RB	5.50%	11/15/2052	1,500	1,617,061

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.25%	10/01/2049	2,000	2,204,259

North Texas Tollway Authority; Series 2011 B, RB(b)(c)(i)	0.00%	09/01/2031	7,000	4,001,273

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	468,502

San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2021, Ref. RB	4.00%	04/01/2051	1,000	1,158,415

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $990,000)(e)(k)(l)(m)	8.00%	07/01/2038	990	247,500

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	1,500	1,718,237

Series 2017, RB	6.75%	11/15/2052	1,000	1,140,005

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,781)(e)(l)	6.38%	02/15/2052	1,000	700,000

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	913	977,504

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	1,000	1,173,593

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(k)	6.75%	06/30/2043	1,000	1,124,907

				28,448,938

Utah–0.97%
Salt Lake City (City of), UT; Series 2018 A, RB(d)(k)	5.00%	07/01/2043	3,000	3,662,765

Virgin Islands–0.65%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 B, RB	5.25%	10/01/2029	2,500	2,462,384

Virginia–0.52%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.38%	03/01/2036	1,000	950,833

Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	1,000,799

				1,951,632

Washington–1.75%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,116,421

King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. GO Bonds(b)(c)	7.00%	12/01/2021	1,000	1,016,717

Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)(j)	5.00%	07/01/2048	3,000	3,664,392

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(h)	7.00%	07/01/2050	740	820,006

				6,617,536

West Virginia–1.62%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(h)	5.75%	06/01/2042	1,500	1,720,183

Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(b)(c)	6.75%	07/01/2023	1,000	1,116,281

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(h)	5.75%	06/01/2043	2,000	2,318,011

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(h)(k)	7.25%	02/01/2036	750	732,935

Series 2018, RB(h)(k)	8.75%	02/01/2036	240	256,048

				6,143,458

Wisconsin–5.00%
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(h)	5.75%	10/01/2053	990	1,160,091

Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2060	5,000	1,172,492

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(d)	5.00%	11/15/2039	3,000	3,577,946

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(h)	6.85%	10/01/2047	2,000	2,063,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(h)	7.00%	12/01/2050	$1,900	$2,185,001

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(h)	6.85%	11/01/2046	1,000	1,060,864

Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(h)	6.13%	02/01/2048	1,000	1,108,187

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(h)	6.25%	01/01/2038	1,000	825,287

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(k)	7.25%	06/01/2035	1,500	1,615,462

Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	5.00%	07/01/2041	1,000	1,078,881

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,801,194

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	754,821

Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.); Series 2012 A, RB(b)(c)	6.20%	10/01/2022	500	532,421

				18,935,793

TOTAL INVESTMENTS IN SECURITIES(o)-126.35% (Cost $430,515,068)				478,414,270

FLOATING RATE NOTE OBLIGATIONS-(19.88)%
Notes with interest and fee rates ranging from 0.56% to 0.79% at 08/31/2021 and contractual maturities of collateral ranging from 11/01/2023 to 04/01/2056 (See Note 1J)(p)				(75,255,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES-(7.92)%				(29,982,524)

OTHER ASSETS LESS LIABILITIES-1.45%				5,454,156

NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$378,630,902

Investment Abbreviations:

AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificates of Participation
Ctfs. - Certificates
GO - General Obligation
IDR - Industrial Development Revenue Bonds
INS - Insurer
NATL - National Public Finance Guarantee Corp.
RB - Revenue Bonds
Ref. - Refunding
VRD - Variable Rate Demand
Wts. - Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $9,222,865, which represented 2.44% of the Trust’s Net Assets.

(f)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $62,435,757, which represented 16.49% of the Trust’s Net Assets.

(i)	Zero coupon bond issued at a discount.
(j)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $14,505,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Security subject to the alternative minimum tax.
(l)	Restricted security. The aggregate value of these securities at August 31, 2021 was $7,257,481, which represented 1.92% of the Trust’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Trust’s investments with a value of $123,834,856 are held by TOB Trusts and serve as collateral for the $75,255,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Income Opportunities Trust

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	76.5%
General Obligation Bonds	14.2
Pre-Refunded Bonds	8.5
Other	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Income Opportunities Trust

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $430,515,068)	$478,414,270

Receivable for:
Investments sold	10,000

Interest	6,229,336

Investments matured, at value (Cost $2,346,956)	2,884,256

Investment for trustee deferred compensation and retirement plans	69,204

Total assets	487,607,066

Liabilities:
Floating rate note obligations	75,255,000

Variable rate muni term preferred shares ($0.01 par value, 300 shares issued with liquidation preference of $100,000 per share)	29,982,524

Payable for:
Investments purchased	750,000

Dividends	23,372

Amount due custodian	2,588,704

Accrued fees to affiliates	31,299

Accrued interest expense	24,984

Accrued trustees’ and officers’ fees and benefits	1,333

Accrued other operating expenses	120,298

Trustee deferred compensation and retirement plans	198,650

Total liabilities	108,976,164

Net assets applicable to common shares	$378,630,902

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$345,741,783

Distributable earnings	32,889,119

$378,630,902

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,583,812

Net asset value per common share	$7.96

Market value per common share	$8.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Income Opportunities Trust

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$10,470,147

Expenses:
Advisory fees	1,334,046

Administrative services fees	26,147

Custodian fees	379

Interest, facilities and maintenance fees	451,520

Transfer agent fees	17,632

Trustees’ and officers’ fees and benefits	15,974

Registration and filing fees	20,827

Reports to shareholders	19,050

Professional services fees	62,939

Taxes	51,027

Other	2,432

Total expenses	2,001,973

Net investment income	8,468,174

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	1,667,190

Change in net unrealized appreciation of unaffiliated investment securities	11,130,881

Net realized and unrealized gain	12,798,071

Net increase in net assets resulting from operations applicable to common shares	$21,266,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Income Opportunities Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$8,468,174	$17,730,406

Net realized gain (loss)	1,667,190	(1,010,710)

Change in net unrealized appreciation (depreciation)	11,130,881	(13,819,716)

Net increase in net assets resulting from operations applicable to common shares	21,266,245	2,899,980

Distributions to common shareholders from distributable earnings	(9,020,502)	(18,033,748)

Net increase in common shares of beneficial interest	139,393	91,324

Net increase (decrease) in net assets applicable to common shares	12,385,136	(15,042,444)

Net assets applicable to common shares:
Beginning of period	366,245,766	381,288,210

End of period	$378,630,902	$366,245,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Income Opportunities Trust

Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$21,266,245

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(22,833,651)

Proceeds from sales of investments	29,439,528

Purchases of short-term investments, net	(3,096,193)

Amortization of premium on investment securities	2,000,787

Accretion of discount on investment securities	(1,720,190)

Net realized gain from investment securities	(1,667,190)

Net change in unrealized appreciation on investment securities	(11,130,881)

Change in operating assets and liabilities:

Decrease in receivables and other assets	15,327

Decrease in accrued expenses and other payables	(25,324)

Net cash provided by operating activities	12,248,458

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(8,881,109)

Increase in payable for amount due custodian	2,588,704

Repayments of TOB Trusts	(6,160,000)

Net cash provided by (used in) financing activities	(12,452,405)

Net decrease in cash and cash equivalents	(203,947)

Cash and cash equivalents at beginning of period	203,947

Cash and cash equivalents at end of period	$-

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$139,393

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$14,164

Cash paid during the period for interest, facilities and maintenance fees	$451,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Municipal Income Opportunities Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Years Ended February 28,
	2021		2021	2020	2019	2018	2017

Net asset value per common share, beginning of period	$ 7.70		$ 8.02	$ 7.33	$ 7.41	$ 7.44	$ 7.65

Net investment income(a)	0.18		0.37	0.38	0.38	0.42	0.41

Net gains (losses) on securities (both realized and unrealized)	0.27		(0.31)	0.69	(0.06)	(0.04)	(0.22)

Total from investment operations	0.45		0.06	1.07	0.32	0.38	0.19

Dividends paid to common shareholders from net investment income	(0.19)		(0.38)	(0.38)	(0.40)	(0.41)	(0.40)

Net asset value per common share, end of period	$ 7.96		$ 7.70	$ 8.02	$ 7.33	$ 7.41	$ 7.44

Market value per common share, end of period	$ 8.48		$ 7.80	$ 7.96	$ 7.65	$ 7.53	$ 7.60

Total return at net asset value(b)	5.87%		1.11%	14.99%	4.49%	5.19%	2.51%

Total return at market value(c)	11.34%		3.20%	9.35%	7.32%	4.64%	7.82%

Net assets applicable to common shares, end of period (000’s omitted)	$ 378,631		$ 366,246	$ 381,288	$ 348,568	$ 351,816	$353,295

Portfolio turnover rate(d)	5%		13%	10%	19%	13%	14%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	1.06	%(e)	1.23%	1.55%	1.62%	1.20%	0.98%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.82	%(e)	0.81%	0.83%	0.83%	0.83%	0.76%

Without fee waivers and/or expense reimbursements	1.06	%(e)	1.23%	1.55%	1.62%	1.20%	0.98%

Ratio of net investment income to average net assets	4.48	%(e)	5.03%	4.91%	5.13%	5.63%	5.33%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$ 30,000		$ 30,000	$ 30,000	$ 30,000	$ 30,000	N/A

Asset coverage per preferred share(f)	$1,362,103		$1,320,819	$1,370,961	$1,261,893	$1,272,271	N/A

Liquidating preference per preferred share	$ 100,000		$ 100,000	$ 100,000	$ 100,000	$ 100,000	N/A

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

N/A - Not applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Municipal Income Opportunities Trust

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Municipal Income Opportunities Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income which is exempt from federal income tax. Under normal market conditions, the Trust will invest at least 80% of its net assets in municipal obligations.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes –The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

19	Invesco Municipal Income Opportunities Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents –For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional

20	Invesco Municipal Income Opportunities Trust

amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2021, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$477,339,897	$1,074,373	$478,414,270

Other Investments - Assets

Investments Matured	–	2,884,256	–	2,884,256

Total Investments	$–	$480,224,153	$1,074,373	$481,298,526

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

21	Invesco Municipal Income Opportunities Trust

NOTE 5–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $77,031,857 and 0.64%, respectively.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,796,022	$10,100,670	$16,896,692

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2021 was $23,572,818 and $29,279,528, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$58,720,019

Aggregate unrealized (depreciation) of investments	(10,590,426)

Net unrealized appreciation of investments	$48,129,593

Cost of investments for tax purposes is $433,168,933.

NOTE 8–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2021	2021

Beginning shares	47,566,081	47,554,167

Shares issued through dividend reinvestment	17,731	11,914

Ending shares	47,583,812	47,566,081

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9–Variable Rate Muni Term Preferred Shares

On November 1, 2017, the Trust issued 300 Series 2020 VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Trust is required to redeem all outstanding VMTP Shares on November 1, 2020, unless earlier redeemed, repurchased or extended. On November 1, 2020, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on November 1, 2023, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2021, the dividend rate is equal to the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index) plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. Effective November 1, 2020, the spread changed to 1.07%. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2021 were $30,000,000 and 1.11%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to

22	Invesco Municipal Income Opportunities Trust

certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2021:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2021	$0.0305	September 14, 2021	September 30, 2021

October 1, 2021	$0.0305	October 14, 2021	October 29, 2021

23	Invesco Municipal Income Opportunities Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Income Opportunities Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the

Custom Invesco Municipal Income Opportunities Trust Index (Index). The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

24	Invesco Municipal Income Opportunities Trust

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

25	Invesco Municipal Income Opportunities Trust

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust (the “Fund”) was held on August 6, 2021. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Withheld

(1).	Jack M. Fields	39,493,768.61	1,498,748.47
	Martin L. Flanagan	39,568,674.61	1,423,842.47
	Elizabeth Krentzman	39,649,872.61	1,342,644.47
	Robert C. Troccoli	39,432,390.61	1,560,126.47
	James D. Vaughn	39,483,761.61	1,508,755.47

26	Invesco Municipal Income Opportunities Trust

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-05597	MS-CE-MIOPP-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Income Opportunities Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021